CONSOLIDATED BALANCE SHEET (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accounts receivable allowance	$ 16,405	$ 16,528
Treasury stock, shares	193,444,655	187,137,267
Common Stock
Common stock, par value (in usd per share)	$ 0.001	$ 0.001
Common stock, authorized shares	1,600,000,000	1,600,000,000
Common stock, issued shares	255,672,125	254,014,976
Common stock, outstanding shares	72,595,470	77,245,709
Class B Convertible Common Stock
Common stock, par value (in usd per share)	$ 0.001	$ 0.001
Common stock, authorized shares	400,000,000	400,000,000
Common stock, issued shares	16,157,499	16,157,499
Common stock, outstanding shares	5,789,499	5,789,499